Warranty Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Warranty Provisions [abstract]
Schedule Of Changes In Aggregate Warranty Provisions

	2017	2016
At January 1,	$2,062	$3,193
Additional provisions	1,192	969
Utilized during the period	(639)	(732)
Unused amounts reversed	(734)	(1,330)
Foreign currency translation	214	(38)
Total warranty provision at December 31,	2,095	2,062
Less current portion	(1,174)	(1,221)
Long-term warranty provision at December 31,	$921	$841